BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Earnings Per Share
	Year ended December 31,
	2015	2016	2017
Numerator:
Income (loss) attributable to Magal shareholders'	$3,141	$1,029	$(6,914)

Denominator:
Denominator for basic net earnings (loss) per share weighted-average number of shares outstanding	16,347,948	17,999,779	22,989,009
Effect of diluting securities:
Employee stock options	62,763	31,654	-

Denominator for diluted net earnings (loss) per share - adjusted weighted average shares and assumed exercises	16,410,711	18,031,433	22,989,009